Cover Page	Aug. 01, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 01, 2019
Entity Registrant Name	Chemical Financial Corp
Entity Incorporation, State or Country Code	MI
Entity File Number	000-08185
Entity Tax Identification Number	38-2022454
Entity Address, Address Line One	333 W. Fort Street,
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Detroit,
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48226
City Area Code	800
Local Phone Number	867-9757
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019612
Amendment Flag	false
Common Stock (par value $1 per share)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock (par value $1 per share)
Trading Symbol	TCF
Security Exchange Name	NASDAQ
Depository shares, each representing a 1/1000th interest in a share of 5.70% Series C Non-Cumulative Perpetual Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares
Trading Symbol	TCFCP
Security Exchange Name	NASDAQ